ACCOUNTS RECEIVABLE, NET - Allowance for credit losses movement (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Allowance for doubtful accounts movement
Beginning balance	$ 780,109	$ 634,166	$ 694,257
Reversal			(96,408)
Additions	514,226	52,645	52,323
Foreign currency translation adjustments	(5,757)	28,368	(16,006)
Ending balance	$ 1,288,578	780,109	634,166
Adoption ASU 2016-13
Allowance for doubtful accounts movement
Beginning balance		$ 64,930
Ending balance			$ 64,930